Expense Example - Payson Total Return Fund - Payson Total Return Fund Shares	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	$ 1,002